COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jan. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8— COMMITMENTS AND CONTINGENCIES

Lease commitments

On January 1, 2021, Roshing entered into an operating lease agreement for office space in Hong Kong with a third party. The agreement had a term of two years and provided for monthly rent of HKD 2,800 (approximately $360). On January 13, 2023, the Company entered a new operating lease agreement for office space in Hong Kong with a third party for two years with monthly rent of HKD 3,000 (approximately $382). Upon adoption of ASU 2016-02 effective August 1, 2022, the Company recognized a $8,704 right of use (“ROU”) asset and operating lease liabilities in January 2023 based on the present value of the future minimum rental payments of leases, using an incremental borrowing rate of 5%. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants. The lease does not contain an option to extend at the time of expiration. The lease was early terminated in September 2023 which resulted in a derecognition of $6,080 right of use (“ROU”) asset and operating lease liabilities in August 2023.

In September 2023, the Company entered into a one-year office rental service agreement with a monthly lease payment of approximately $828 (HKD 6,500). In September 2024, the Company further renewed the lease for one year with a monthly lease payment of approximately $847 (HKD 6,650).

Rent expenses were $2,585 and $2,484 for the three months ended January 31, 2025 and 2024, respectively, and $5,244 and $5,669 for the six months ended January 31, 2025 and 2024, respectively.

Contingencies

From time to time, the Company may be a party to legal proceedings, as well as certain asserted and un-asserted claims. The Company was not involved in any material legal proceedings nor asserted claims as of January 31, 2025.